Commitments and Contingencies - Schedule of Lease Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2023 (Remainder of 2023)	$ 656
2024	703	$ 872
2025	0	703
2026	0	0
2027	0	0
2027		0
Total lease payments	1,359	1,575
Less imputed interest	(125)	(165)
Total lease liabilities	1,234	1,410
Less current portion of lease liability	773	745	$ 500
Lease liability, net of current portion	$ 461	$ 665